DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income tax [Abstract]
Deferred Income Taxes	■ Deferred Income Taxes

Recognition and Measurement
We record deferred income tax assets and liabilities where
temporary differences exist between the carrying amounts
of assets and liabilities in our balance sheet and their tax bases. The measurement and recognition of deferred
income tax assets and liabilities takes into account:
substantively enacted rates that will apply when temporary
differences reverse; interpretations of relevant tax
legislation; estimates of the tax bases of assets and
liabilities; and the deductibility of expenditures for income tax purposes. In addition, the measurement and recognition
of deferred tax assets takes into account tax planning
strategies. We recognize the effect of changes in our
assessment of these estimates and factors when they
occur. Changes in deferred income tax assets and liabilities are allocated between net income, other comprehensive
income, equity and goodwill based on the source of the
change.
Current income taxes of $6 million have been
provided in the year on the undistributed earnings of certain foreign subsidiaries. Our total income tax provision for
these items as at December 31, 2025 is $6 million.
Deferred income taxes have not been provided on the
undistributed earnings of all other foreign subsidiaries for which we are able to control the timing of the remittance,
and it is probable that there will be no remittance in the
foreseeable future. These undistributed earnings amounted
to $14,362 million as at December 31, 2025.
Sources of Deferred Income Tax Assets and Liabilities

	As at December 31, 2025	As at December 31, 2024
Deferred tax assets
Tax loss carryforwards	$167	$204
Tax credits	169	105
Environmental rehabilitation	248	285
Post-retirement benefit obligations and other employee benefits	31	24
Other working capital	355	236
Other	26	11
	$996	$865
Deferred tax liabilities
Property, plant and equipment	(4,363)	(4,321)
Inventory	(597)	(419)
Accrued interest payable	23	(12)
	($3,941)	($3,887)
Classification:
Non-current assets	$43	$—
Non-current liabilities	(3,984)	(3,887)
	($3,941)	($3,887)
Expiry Dates of Tax Losses

	2026	2027	2028	2029	2030+	No expiry date	Total
Non- capital tax losses[1]
Barbados	$2	$119	$2	$2	$45	$—	$170
Canada	2	3	27	1	1,834	—	1,867
Chile	—	—	—	—	—	1,212	1,212
Peru	—	—	—	—	—	210	210
Tanzania	—	—	—	—	—	754	754
United Kingdom	—	—	—	—	—	211	211
Others	—	—	—	—	—	48	48
	$4	$122	$29	$3	$1,879	$2,435	$4,472
[1]Represents the gross amount of tax loss carryforwards
translated at closing exchange rates at December 31, 2025.
The non-capital tax losses include $4,059 million of losses
which are not recognized in deferred tax assets. Of these,
$4 million expire in 2026, $122 million expire in 2027,
$29 million expire in 2028, $3 million expire in 2029,
$1,879 million expire in 2030 or later, and $2,022 million
have no expiry date.
Recognition of Deferred Tax Assets
We recognize deferred tax assets taking into account the
effects of local tax law. Deferred tax assets are fully
recognized when we conclude that sufficient positive
evidence exists to demonstrate that it is probable that a
deferred tax asset will be realized. The main factors
considered are:
•Historic and expected future levels of taxable
income;
•Tax plans that affect whether tax assets can be
realized; and
•The nature, amount and expected timing of
reversal of taxable temporary differences.

Levels of future income are mainly affected by: market
prices for gold, copper and silver; forecasted future costs
and expenses to produce gold and copper; quantities of
proven and probable gold and copper reserves; market
interest rates; and foreign currency exchange rates. If these factors or other circumstances change, we record an
adjustment to the recognition of deferred tax assets to
reflect our latest assessment of the amount of deferred tax
assets that is probable will be realized.
Deferred Tax Assets Not Recognized

	As at December 31, 2025	As at December 31, 2024
Australia	$389	$467
Barbados	15	31
Canada	841	850
Chile	1,078	1,129
Côte d'Ivoire	—	7
Mali	2	4
Peru	86	69
Tanzania	103	103
United Kingdom	53	41
Others	—	25
	$2,567	$2,726
Deferred tax assets not recognized relate to: non-capital
loss carryforwards of $1,043 million (2024: $1,059 million), capital loss carryforwards with no expiry date of
$397 million (2024: $403 million), and other deductible
temporary differences with no expiry date of $1,127 million
(2024: $1,264 million).

Source of Changes in Deferred Tax Balances
For the years ended December 31	2025	2024
Temporary differences
Property, plant and equipment	($42)	($573)
Environmental rehabilitation	(37)	15
Tax loss carryforwards	(37)	(88)
Tax credits	64	48
Inventory	(178)	28
Working capital	119	121
Other	57	1
	($54)	($448)
Intraperiod allocation to:
Income before income taxes	$385	($448)
Loulo-Gounkoto (note 4a)	(475)	—
Income tax payable	43	(2)
Other comprehensive (income) loss	(7)	2
	($54)	($448)

Income Tax Related Contingent Liabilities
	2025	2024
At January 1	$46	$48
Additions based on uncertain tax positions related to the current year	1	—
Reductions for tax positions of prior years	(39)	(2)
At December 31[1]	$8	$46
1If reversed, the total amount of $8 million would be recognized as a benefit to income taxes on the income statement, and
therefore would impact the reported effective tax rate.

Tax Years Still Under Examination
Argentina	2010-2011, 2018-2025
Australia	2021-2025
Canada	2019-2025
Chile	2022-2025
Democratic Republic of Congo	2024-2025
Dominican Republic	2022-2025
Mali	2024-2025
Papua New Guinea	2024-2025
Peru	2020-2025
Saudi Arabia	2019-2025
Tanzania	2019-2025
United States	2024-2025
Zambia	2020-2025